TAXATION (Tables)	12 Months Ended
Sep. 30, 2013
Income (Loss) Before Income Taxes From Continuing Operations	Income before income taxes from continuing operations consisted of:

	Years ended September 30,
	2011	2012	2013
	US$	US$	US$

Non - PRC	(6,873)	(1,252)	(2,003)
PRC	7,039	11,825	19,364

	166	10,573	17,361

Current and Deferred Components of Income Tax Benefit/ (Expense) from Continuing Operations

The current and deferred components of the income tax benefit/(expense) from continuing operations appearing in the consolidated statements of operations are as follows:

	Years ended September 30,
	2011	2012	2013
	US$	US$	US$

Current tax expense	1,948	2,074	3,107
Deferred tax (benefit)/expense	(977)	526	690

	971	2,600	3,797

Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended September 30,
	2011	2012	2013
	US$	US$	US$

Income before taxes	166	10,573	17,361

Income tax expense (benefit) computed a applicable tax rates of 25%	42	2,643	4,340
Effect of different tax rates indifferent jurisdictions	1,667	255	440
Non-deductible expenses	260	59	75
Effect of tax holidays	(860)	(1,037)	(1,740)
Effect of valuation allowances	(138)	51	194
Effect of tax rate changes	—	—	237
Withholding tax on undistributed earnings	—	629	251

	971	2,600	3,797

Effective income tax rate	584.94%	24.59%	21.87%

Aggregate Amount and per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended September 30,
	2011	2012	2013
	US$	US$	US$

The aggregate amount of tax holidays	860	1,037	1,740

The aggregate effect on basic and diluted net income per share:
- Basic	0.01	0.01	0.01

- Diluted	0.01	0.01	0.01

Components of Deferred Taxes from Continuing Operations

The components of deferred taxes from continuing operations are as follows:

	As of September 30,
	2012	2013
	US$	US$

Current deferred tax assets
Payroll payable	291	409
Accrued expenses	524	585
Allowance for doubtful accounts	592	518
Net operating loss carry-forwards	449	289
Total current deferred tax assets	1,856	1,801
Less: valuation allowance	—	(50)

Current deferred tax assets, net	1,856	1,751

Non-current deferred tax assets
Intangible assets	87	48
Property, plant and equipment	146	148
Net operating loss carry-forwards	522	372

Total non-current deferred tax assets	755	568
Less: valuation allowance	(117)	(262)

Non-current deferred tax assets, net	638	306

Non-current deferred tax liabilities
Intangible assets	136	78
Withholding tax on undistributed earnings	634	905

Total non-current deferred tax liabilities	770	983

Reconciliation of Accrued Unrecognized Tax Benefits

Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits

Balance - September 30, 2011	170
Foreign currency adjustment	3

Balance - September 30, 2012	173
Foreign currency adjustment	4

Balance - September 30, 2013	177